Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000037909
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Institutional Class	13.77%	8.51%	7.64%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 3000® Value Index	12.93%	8.89%	8.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 3000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 3000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 23,338,121	$ 23,338,121
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 152,323
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,338,121
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$152,323
Portfolio Turnover	54%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	96.3%
Money Market Funds	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000037908
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Investor Class	13.47%	8.23%	7.37%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 3000® Value Index	12.93%	8.89%	8.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 3000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 3000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 23,338,121	$ 23,338,121
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 152,323
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,338,121
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$152,323
Portfolio Turnover	54%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	96.3%
Money Market Funds	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000171454
Shareholder Report [Line Items]
Fund Name	CRM Long/Short Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$236	2.25%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	CRM Long/Short Opportunities Fund - Institutional Class	S&P 500® Index
Aug-16	$1,000,000	$1,000,000
Jun-17	1,025,000	1,132,863
Jun-18	1,071,538	1,295,702
Jun-19	1,047,197	1,430,681
Jun-20	1,088,390	1,538,054
Jun-21	1,300,532	2,165,491
Jun-22	1,257,278	1,935,607
Jun-23	1,386,638	2,314,870
Jun-24	1,526,286	2,883,313

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 16, 2016)
CRM Long/Short Opportunities Fund - Institutional Class	10.07%	7.83%	5.52%
S&P 500® Index	24.56%	15.05%	14.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 195,995,806	$ 195,995,806
Holdings Count | Holding	106	106
Advisory Fees Paid, Amount	$ 2,519,234
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$195,995,806
Number of Portfolio Holdings	106
Advisory Fee (net of waivers)	$2,519,234
Portfolio Turnover	113%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.9%
Exchange-Traded Funds	2.3%
Money Market Funds	11.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000003538
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Institutional Class	10.39%	8.53%	8.70%
Russell Midcap Value Index	11.98%	8.49%	7.60%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell MidCap Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell MidCap Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 372,057,285	$ 372,057,285
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount	$ 2,889,555
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$372,057,285
Number of Portfolio Holdings	62
Advisory Fee	$2,889,555
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.1%
Common Stocks	96.6%
Money Market Funds	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000003539
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Investor Class	10.27%	8.35%	8.50%
Russell Midcap Value Index	11.98%	8.49%	7.60%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell MidCap Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell MidCap Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 372,057,285	$ 372,057,285
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount	$ 2,889,555
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$372,057,285
Number of Portfolio Holdings	62
Advisory Fee	$2,889,555
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.1%
Common Stocks	96.6%
Money Market Funds	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000003540
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Institutional Class	13.36%	5.67%	6.61%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 75,275,015	$ 75,275,015
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 556,273
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,275,015
Number of Portfolio Holdings	48
Advisory Fee	$556,273
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.7%
Common Stocks	95.2%
Money Market Funds	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000003541
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Investor Class	13.17%	5.44%	6.37%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2000 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2000 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 75,275,015	$ 75,275,015
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 556,273
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,275,015
Number of Portfolio Holdings	48
Advisory Fee	$556,273
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.7%
Common Stocks	95.2%
Money Market Funds	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000003543
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Institutional Class	8.75%	9.18%	7.59%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2500® Value Index	11.24%	8.01%	6.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2500 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2500 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 169,225,405	$ 169,225,405
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 1,526,156
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,225,405
Number of Portfolio Holdings	48
Advisory Fee	$1,526,156
Portfolio Turnover	72%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
C000003544
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Investor Class	8.57%	8.98%	7.36%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2500® Value Index	11.24%	8.01%	6.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Effective May 23, 2024, the Fund adopted the Russell 3000 Total Return Index as its broad-based benchmark index that represents the overall equity market. The Fund also compares its performance to the Russell 2500 Value Index, which is a more narrowly based index that reflects the market sector in which the Fund invests. The Russell 2500 Value Index was formerly the Fund's primary benchmark. These changes were made to comply with a new regulatory requirement.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 169,225,405	$ 169,225,405
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 1,526,156
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,225,405
Number of Portfolio Holdings	48
Advisory Fee	$1,526,156
Portfolio Turnover	72%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/